Real Estate Investments And Accumulated Depreciation (Changes In Total Real Estate Assets Including Real Estate Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Balance at beginning of period	$ 934,601	$ 943,700	[1]	$ 614,088
Acquisitions	146,854	421		418,766
Transfers from construction in progress				2,475
Additions	1,709	5,550		308
Dispositions	(92,529)	(15,070)		(85,648)
Other				(6,289)
Balance at end of period	990,635	934,601		943,700	[1]
Real estate cost		72,691		87,807
Real estate held for sale, intangible lease assets		24,487		24,615
Parent [Member]
Acquisitions	$ 210,000

[1]	Includes real estate cost included in real estate held for sale of $72,691 and $87,807 for 2009 and 2008, respectively. Excludes intangible lease assets that are included in real estate held for sale of $24,487 and $24,615 for 2009 and 2008, respectively.